UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2012

This report on Form N-CSR relates solely to the Registrant's Money Market Portfolio series (the "Fund").

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Money Market Portfolio

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	.26%
Actual		$ 1,000.00	$ 1,000.80	$ 1.29
HypotheticalA		$ 1,000.00	$ 1,023.57	$ 1.31
Service Class	.36%
Actual		$ 1,000.00	$ 1,000.30	$ 1.79
HypotheticalA		$ 1,000.00	$ 1,023.07	$ 1.81
Service Class 2.42%
Actual		$ 1,000.00	$ 1,000.05	$ 2.09**
HypotheticalA		$ 1,000.00	$ 1,022.77	$ 2.11**
Investor Class	.29%
Actual		$ 1,000.00	$ 1,000.70	$ 1.44
HypotheticalA		$ 1,000.00	$ 1,023.42	$ 1.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Service Class 2.51%
Actual		$ 2.54
HypotheticalA		$ 2.56

A 5% return per year before expenses

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 6/30/12	% of fund's investments 12/31/11	% of fund's investments 6/30/11
1 - 7	34.1	29.0	39.1
8 - 30	23.2	28.5	17.7
31 - 60	14.9	17.7	16.7
61 - 90	9.5	8.5	15.2
91 - 180	13.1	8.2	7.5
> 180	5.2	8.1	3.8
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	6/30/12	12/31/11	6/30/11
VIP Money Market Portfolio	51 Days	53 Days	43 Days
All Taxable Money Market Fund Average*	45 Days	41 Days	41 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	6/30/12	12/31/11	6/30/11
VIP Money Market Portfolio	90 Days	98 Days	96 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
Certificates of Deposit 40.5%	Certificates of Deposit 43.1%
Commercial Paper 19.1%	Commercial Paper 21.0%
Variable Rate Demand Notes (VRDNs) 6.4%	Variable Rate Demand Notes (VRDNs) 8.1%
Other Notes 3.3%	Other Notes 7.3%
Treasury Debt 10.9%	Treasury Debt 6.1%
Government Agency Debt 1.0%	Government Agency Debt† 4.0%
Insurance Company Funding Agreements 0.5%	Insurance Company Funding Agreements 0.4%
Other Municipal Debt 0.2%	Other Municipal Debt 0.2%
Other Instruments 0.9%	Other Instruments 0.4%
Repurchase Agreements 16.7%	Repurchase Agreements 11.8%
Net Other Assets (Liabilities) 0.5%	Net Other Assets (Liabilities) ** (2.4)%

† Includes Federal Financing Bank Supported Student Loan Short-Term Notes

* Source: iMoneyNet, Inc.

** Net Other Assets are not included in the pie chart.

Semiannual Report

VIP Money Market Portfolio

Investment Changes (Unaudited) - continued

Current and Historical Seven-Day Yields
	6/30/12	3/31/12	1/3/12	9/27/11	6/28/11
Fidelity VIP Money Market Initial Class	0.12%	0.17%	0.16%	0.05%	0.06%
Fidelity VIP Money Market Service Class	0.02%	0.07%	0.07%	0.01%	0.01%
Fidelity VIP Money Market Service Class 2	0.01%	0.01%	0.01%	0.01%	0.01%
Fidelity VIP Money Market Investor Class	0.10%	0.15%	0.14%	0.03%	0.04%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2012, the most recent period shown in the table, would have been -0.13% for Service Class 2.

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 40.5%
	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 2.3%
Branch Banking & Trust Co.
10/22/12 to 11/1/12	0.42%	$ 12,000,000	$ 12,000,000
Citibank NA
7/10/12 to 7/16/12	0.40	12,000,000	12,000,000
State Street Bank & Trust Co., Boston
8/29/12 to 9/14/12	0.28	25,000,000	25,000,000
			49,000,000
London Branch, Eurodollar, Foreign Banks - 4.7%
Australia & New Zealand Banking Group Ltd.
12/5/12 to 12/14/12	0.40 to 0.41	9,000,000	9,000,305
Commonwealth Bank of Australia
8/8/12 to 9/18/12	0.30 to 0.40	17,000,000	17,000,000
HSBC Bank PLC
12/28/12	0.42	8,000,000	8,000,000
National Australia Bank Ltd.
9/10/12 to 12/20/12	0.35 to 0.40 (c)	68,000,000	68,000,000
			102,000,305
New York Branch, Yankee Dollar, Foreign Banks - 33.5%
Bank of Montreal Chicago CD Program
9/26/12 to 7/5/13	0.40 to 0.67 (c)	48,000,000	48,004,853
Bank of Nova Scotia
7/5/12 to 7/11/13	0.31 to 0.72 (c)	93,000,000	93,006,475
Bank of Tokyo-Mitsubishi UFJ Ltd.
8/10/12 to 11/14/12	0.42 to 0.50 (c)	66,000,000	66,000,000
Canadian Imperial Bank of Commerce
9/24/12 to 7/17/13	0.42 to 0.67 (c)	78,000,000	78,004,278
DnB NOR Bank ASA
9/13/12 to 9/20/12	0.32	14,000,000	13,999,935
Mitsubishi UFJ Trust & Banking Corp.
7/9/12 to 8/17/12	0.30 to 0.43	42,000,000	41,999,875
Mizuho Corporate Bank Ltd.
7/3/12 to 10/2/12	0.18 to 0.40	98,000,000	98,000,000
National Bank Canada
7/6/12 to 2/4/13	0.35 to 0.57 (c)	22,000,000	22,000,000
Nordea Bank Finland PLC
8/16/12 to 9/4/12	0.30	48,000,000	47,999,157
Royal Bank of Canada
7/1/13	0.83 (c)	27,000,000	27,000,000
Sumitomo Mitsui Banking Corp.
7/3/12 to 10/9/12	0.38 to 0.41 (c)	93,000,000	93,000,000
Sumitomo Trust & Banking Co. Ltd.
7/9/12 to 8/21/12	0.41 to 0.45	52,000,000	52,000,000
Svenska Handelsbanken, Inc.
9/17/12 to 9/25/12	0.30 to 0.31	8,000,000	8,000,043

	Yield (a)	Principal Amount	Value
Toronto-Dominion Bank
11/7/12 to 2/4/13	0.44 to 0.62% (c)	$ 40,000,000	$ 40,000,000
			729,014,616
TOTAL CERTIFICATE OF DEPOSIT			880,014,921
Financial Company Commercial Paper - 15.2%

ASB Finance Ltd. (London)
12/10/12	0.34 (c)	11,000,000	10,997,589
Barclays Bank PLC
7/20/12 to 8/9/12	0.75 to 1.00 (b)	9,000,000	9,000,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
8/15/12	0.40	2,000,000	1,999,000
Citigroup Funding, Inc.
7/2/12 to 8/8/12	0.50 to 0.65	53,000,000	52,978,283
Commonwealth Bank of Australia
10/22/12 to 12/21/12	0.29 to 0.40 (c)	31,000,000	30,992,075
Credit Suisse New York Branch
10/1/12	0.37	19,000,000	18,982,034
DNB Bank ASA
9/18/12 to 10/1/12	0.33	23,000,000	22,982,391
JPMorgan Chase & Co.
8/1/12 to 9/12/12	0.29 to 0.30 (c)	37,000,000	36,993,675
Mitsubishi UFJ Trust & Banking Corp.
9/14/12	0.45	2,000,000	1,998,125
Nationwide Building Society
7/10/12 to 8/14/12	0.52	40,000,000	39,986,596
Nordea North America, Inc.
9/5/12 to 9/11/12	0.30 to 0.31	20,000,000	19,988,160
Skandinaviska Enskilda Banken AB
8/9/12 to 8/17/12	0.50	22,000,000	21,986,861
Svenska Handelsbanken, Inc.
8/30/12 to 9/12/12	0.30	16,000,000	15,991,567
Swedbank AB
8/13/12	0.35	6,000,000	5,997,492
UBS Finance, Inc.
10/12/12	0.40	22,000,000	21,974,822
Westpac Banking Corp.
12/17/12 to 12/21/12	0.40	17,000,000	16,967,678
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER			329,816,348
Asset Backed Commercial Paper - 2.2%
	Yield (a)	Principal Amount	Value
Ciesco LP (Citibank NA Guaranteed)
7/5/12 to 7/30/12	0.40 to 0.50%	$ 17,000,000	$ 16,994,928
Govco, Inc. (Liquidity Facility Citibank NA)
7/2/12 to 7/23/12	0.39 to 0.50%	14,000,000	13,998,745
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
7/16/12	0.25	3,100,000	3,099,677
Windmill Funding Corp. (Royal Bank of Scotland PLC Guaranteed)
7/2/12 to 7/5/12	0.39 to 0.40 (b)	14,000,000	13,999,681
TOTAL ASSET BACKED COMMERCIAL PAPER			48,093,031
Other Commercial Paper - 1.7%

Devon Energy Corp.
7/30/12	0.45 (c)	10,000,000	10,000,000
Ecolab, Inc.
7/11/12	0.52 (c)	7,000,000	7,000,000
Hewlett-Packard Co.
8/2/12	0.47	2,000,000	1,999,164
Sempra Global
7/27/12	0.42	1,000,000	999,697
Tesco Treasury Services PLC
7/9/12	0.43	2,000,000	1,999,809
Texas Instruments International Management Co. S.a.r.L.
7/9/12	0.43	1,000,000	999,906
Verizon Communications, Inc.
8/3/12	0.45 (c)	7,000,000	7,000,000
Xerox Corp.
7/20/12 to 8/13/12	0.68 to 0.75	7,000,000	6,996,393
TOTAL OTHER COMMERCIAL PAPER			36,994,969
Treasury Debt - 10.9%

U.S. Treasury Obligations - 10.9%
U.S. Treasury Bills
10/11/12 to 12/27/12	0.15	40,000,000	39,975,661
U.S. Treasury Notes
8/15/12 to 6/15/13	0.15 to 0.24	195,880,000	197,072,063
TOTAL TREASURY DEBT			237,047,724
Other Note - 3.3%
	Yield (a)	Principal Amount	Value
Medium-Term Notes - 3.3%
Royal Bank of Canada
6/6/13	0.52% (c)	$ 21,000,000	$ 20,995,651
7/1/13 to 7/15/13	0.52 to 0.72 (b)(c)	50,000,000	50,000,000
TOTAL OTHER NOTE			70,995,651
Variable Rate Demand Note - 6.4%

Arizona - 0.7%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 F, LOC Citibank NA, VRDN
7/6/12	0.24 (c)	15,600,000	15,600,000
California - 1.9%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Valley Christian Schools Proj.) Series 2003, LOC Bank of America NA, VRDN
7/6/12	0.30 (c)	6,980,000	6,980,000
California Gen. Oblig. Series 2003 C1, LOC Bank of America NA, VRDN
7/6/12	0.21 (c)	6,200,000	6,200,000
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2005 H, LOC Bank of America NA, VRDN
7/6/12	0.24 (c)	9,700,000	9,700,000
California Health Facilities Fing. Auth. Rev. (Scripps Health Proj.) Series 2008 E, LOC Bank of America NA, VRDN
7/6/12	0.22 (c)	5,650,000	5,650,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 A3, LOC JPMorgan Chase Bank, VRDN
7/6/12	0.18 (c)(d)	13,000,000	13,000,000
			41,530,000
Colorado - 0.8%
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev. Series 2008 A3, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
7/6/12	0.17 (c)(d)	10,000,000	10,000,000
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, LOC U.S. Bank NA, Cincinnati, VRDN
7/6/12	0.18 (c)	6,700,000	6,700,000
			16,700,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1988, VRDN
7/2/12	0.34 (c)(d)	1,900,000	1,900,000
Variable Rate Demand Note - continued
	Yield (a)	Principal Amount	Value
Florida - 0.5%
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2005, LOC U.S. Bank NA, Cincinnati, VRDN
7/6/12	0.14% (c)	$ 10,000,000	$ 10,000,000
Palm Beach County Rev. (The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, LOC Bank of America NA, VRDN
7/6/12	0.39 (c)	1,100,000	1,100,000
			11,100,000
Indiana - 0.7%
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, LOC Royal Bank of Scotland PLC, VRDN
7/6/12	0.25 (c)	7,200,000	7,200,000
Indiana Edl. Facilities Auth. Rev. (Franklin College Proj.) Series 2003, LOC JPMorgan Chase Bank, VRDN
7/6/12	0.19 (c)	8,075,000	8,075,000
			15,275,000
Nevada - 0.5%
Clark County Fuel Tax Participating VRDN Series BA 08 1171, (Liquidity Facility Bank of America NA)
7/6/12	0.26 (c)(e)	11,135,000	11,135,000
New York - 0.7%
New York City Gen. Oblig. Series 2004 A6, LOC Mizuho Corporate Bank Ltd., VRDN
7/6/12	0.16 (c)	14,475,000	14,475,000
Ohio - 0.4%
Ohio Air Quality Dev. Auth. Rev. (Dayton Pwr. & Lt. Co. Proj.) Series 2008 B, LOC JPMorgan Chase Bank, VRDN
7/6/12	0.18 (c)(d)	9,000,000	9,000,000
South Carolina - 0.1%
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.) Series 2009 A, LOC Branch Banking & Trust Co., VRDN
7/6/12	0.17 (c)	2,250,000	2,250,000
Texas - 0.0%
Houston Util. Sys. Rev. Series 2004 B1, LOC Bank of America NA, VRDN
7/6/12	0.33 (c)	1,400,000	1,400,000
TOTAL VARIABLE RATE DEMAND NOTE			140,365,000
Government Agency Debt - 1.0%

Federal Agencies - 1.0%
Fannie Mae
2/21/13 to 2/26/13	0.20	3,000,000	3,042,537
Federal Home Loan Bank
11/28/12 to 2/28/13	0.20	18,195,000	18,192,998
TOTAL GOVERNMENT AGENCY DEBT			21,235,535
Insurance Company Funding Agreement - 0.5%
	Yield (a)	Principal Amount	Value
Medium-Term Notes - 0.5%
Metropolitan Life Insurance Co.
7/20/12	0.80% (c)(f)	$ 10,000,000	$ 10,000,000
Other Instrument - 0.9%

Time Deposits - 0.9%
Royal Bank of Scotland PLC Connecticut Branch
7/6/12	0.32	20,000,000	20,000,000
Other Municipal Debt - 0.2%

New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, 0.5% tender 7/25/12, CP mode (d)	5,000,000	5,000,000
Government Agency Repurchase Agreement - 4.0%
	Maturity Amount
In a joint trading account at 0.21% dated 6/29/12 due 7/2/12 (Collateralized by (U.S. Government Obligations)) #	$ 44,133,784	44,133,000
With:
Citibank NA at 0.18%, dated 6/26/12 due 7/3/12 (Collateralized by U.S. Treasury Obligations valued at $10,200,306, 2.13% - 4%, 2/29/16 - 11/1/24)	10,000,350	10,000,000
Credit Suisse Securities (USA) LLC at 0.18%, dated 6/29/12 due 7/6/12 (Collateralized by U.S. Government Obligations valued at $17,342,222, 4%, 11/20/40)	17,000,595	17,000,000
RBC Capital Markets Corp. at 0.23%, dated 6/25/12 due 7/6/12 (Collateralized by U.S. Government Obligations valued at $3,091,230, 0.65% - 3.5%, 9/25/40 - 3/25/42)	3,000,575	3,000,000
UBS Securities LLC at 0.2%, dated 6/22/12 due 7/6/12 (Collateralized by U.S. Government Obligations valued at $13,260,737, 4%, 9/1/31)	13,002,022	13,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		87,133,000
Other Repurchase Agreement - 12.7%
	Maturity Amount	Value
Other Repurchase Agreement - 12.7%
With:
Barclays Capital, Inc. at 0.39%, dated 6/26/12 due 7/3/12 (Collateralized by Equity Securities valued at $2,160,174)	$ 2,000,152	$ 2,000,000
BNP Paribas Securities Corp. at:
0.32%, dated 6/29/12 due 7/6/12 (Collateralized by Corporate Obligations valued at $2,100,056, 2.75% - 3.5%, 8/13/12 - 10/15/12)	2,000,124	2,000,000
0.41%, dated 6/29/12 due 7/2/12 (Collateralized by Corporate Obligations valued at $64,976,017, 1.5% - 10.25%, 10/1/12 - 5/15/67)	61,002,084	61,000,000
Credit Suisse Securities (USA) LLC at:
0.26%, dated 6/26/12 due 7/3/12 (Collateralized by U.S. Government Obligations valued at $4,124,862, 0.54% - 4.45%, 9/20/40 - 3/16/51)	4,000,202	4,000,000
0.3%, dated 6/27/12 due 7/3/12 (Collateralized by Equity Securities valued at $6,480,363)	6,000,300	6,000,000
0.4%, dated 6/29/12 due 7/2/12 (Collateralized by Corporate Obligations valued at $37,801,743, 9.63%, 5/15/15)	35,001,167	35,000,000
0.75%, dated 5/25/12 due 7/24/12 (Collateralized by Corporate Obligations valued at $2,164,128, 5.72%, 9/25/36)	2,002,500	2,000,000
0.87%, dated:
4/12/12 due 7/11/12 (Collateralized by Corporate Obligations valued at $8,418,375, 5.22%, 1/25/42)	8,017,400	8,000,000
5/10/12 due 8/8/12 (Collateralized by Corporate Obligations valued at $2,102,683, 0.51%, 6/15/32)	2,004,350	2,000,000
5/22/12 due 8/20/12 (Collateralized by Corporate Obligations valued at $2,162,605, 0.42% - 5.72%, 12/25/32 - 5/25/37)	2,004,350	2,000,000
0.9%, dated:
4/3/12 due 7/3/12 (Collateralized by Corporate Obligations valued at $2,166,790, 5.72%, 9/25/36)	2,004,550	2,000,000

	Maturity Amount	Value
4/18/12 due 7/18/12 (Collateralized by Corporate Obligations valued at $6,492,476, 0.63% - 7.85%, 1/15/20 - 5/25/37)	$ 6,013,650	$ 6,000,000
4/24/12 due 7/23/12 (Collateralized by Corporate Obligations valued at $4,327,455, 7.45%, 9/15/27)	4,009,000	4,000,000
5/1/12 due 8/1/12 (Collateralized by Equity Securities valued at $8,408,068)	8,018,400	8,000,000
J.P. Morgan Clearing Corp. at:
0.27%, dated 6/29/12 due 7/2/12 (Collateralized by Equity Securities valued at $46,739,488)	43,000,968	43,000,000
0.64%, dated 4/23/12 due 7/20/12 (Collateralized by Equity Securities valued at $3,264,853)	3,004,693	3,000,000
0.87%, dated 4/23/12 due 10/19/12 (Collateralized by Equity Securities valued at $5,443,720)	5,021,629	5,000,000
1.05%, dated 1/23/12 due 7/23/12 (Collateralized by Corporate Obligations valued at $10,920,446, 3.5% - 3.75%, 9/15/15 - 8/1/16)	10,053,083	10,000,000
J.P. Morgan Securities, Inc. at:
0.49%, dated 6/18/12 due 7/6/12 (Collateralized by Mortgage Loan Obligations valued at $5,402,041, 0.45% - 5.66%, 10/25/36 - 8/25/37)	5,002,042	5,000,000
0.95%, dated 3/26/12 due 9/21/12 (Collateralized by Mortgage Loan Obligations valued at $4,331,640, 0.45%, 10/25/36)	4,018,894	4,000,000
Mizuho Securities USA, Inc. at:
0.28%, dated 6/29/12 due 7/2/12 (Collateralized by Equity Securities valued at $5,400,172)	5,000,117	5,000,000
0.44%, dated 6/22/12 due 7/6/12 (Collateralized by Corporate Obligations valued at $4,202,179, 1.25% - 5%, 5/1/13 - 3/15/15)	4,001,516	4,000,000
RBC Capital Markets Co. at:
0.3%, dated 6/27/12 due 7/3/12 (Collateralized by U.S. Government Obligations valued at $2,074,358, 6.91%, 5/15/36)	2,000,100	2,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
RBC Capital Markets Co. at:
0.61%, dated:
6/12/12 due 7/6/12 (Collateralized by Corporate Obligations valued at $1,087,370, 5.63% - 9.25%, 12/15/17 - 10/1/26)	$ 1,001,525	$ 1,000,000
6/12/12 due 7/6/12 (Collateralized by Corporate Obligations valued at $2,125,584, 0.04% - 5.19%, 4/15/17 - 10/16/40)	2,003,050	2,000,000
0.62%, dated 4/4/12 due 7/5/12 (Collateralized by Mortgage Loan Obligations valued at $2,162,866, 0% - 6.17%, 10/25/34 - 6/25/46)	2,003,169	2,000,000
RBS Securities, Inc. at:
0.67%, dated:
6/11/12 due 7/6/12 (Collateralized by U.S. Government Obligations valued at $5,102,461, 2.61% - 5.59%, 5/1/37 - 6/1/42)	5,002,792	5,000,000
6/27/12 due 7/6/12 (Collateralized by U.S. Government Obligations valued at $7,141,703, 2.66% - 5.73%, 2/1/33 - 6/1/42)	7,002,736	7,000,000
6/27/12 due 7/6/12 (Collateralized by U.S. Government Obligations valued at $7,140,885, 2.55% - 5.73%, 1/1/38 - 5/1/42)	7,003,648	7,000,000
0.9%, dated 6/18/12 due 7/3/12 (Collateralized by U.S. Government Obligations valued at $10,203,288, 2.46% - 5.97%, 7/1/35 - 7/1/41)	10,003,750	10,000,000
Royal Bank of Scotland PLC at:
0.62%, dated 6/27/12 due 7/3/12 (Collateralized by Corporate Obligations valued at $6,315,883, 0% - 8.25%, 12/15/15 - 2/15/37)	6,000,620	6,000,000
0.67%, dated 6/11/12 due 7/6/12 (Collateralized by Corporate Obligations valued at $5,252,634, 0.92%, 10/18/16)	5,002,792	5,000,000
UBS Securities LLC at:
0.36%, dated 6/8/12 due 7/6/12 (Collateralized by Corporate Obligations valued at $3,241,754, 6.5%, 11/15/16)	3,000,930	3,000,000

	Maturity Amount	Value
0.49%, dated 6/22/12 due 7/6/12 (Collateralized by Corporate Obligations valued at $2,160,294, 6.63% - 6.88%, 4/1/18 - 12/15/28)	$ 2,001,633	$ 2,000,000
0.51%, dated 5/21/12 due 7/6/12 (Collateralized by Corporate Obligations valued at $2,162,643, 6.5%, 11/15/16)	2,001,700	2,000,000
TOTAL OTHER REPURCHASE AGREEMENT		277,000,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $2,163,696,179)		2,163,696,179
NET OTHER ASSETS (LIABILITIES) - 0.5%		10,175,638
NET ASSETS - 100%		$ 2,173,871,817
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $72,999,681 or 3.4% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,000,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Metropolitan Life Insurance Co. 0.8%, 7/20/12	3/26/02	$ 10,000,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$44,133,000 due 7/02/12 at 0.21%
Bank of America NA	$ 20,001,944
Barclays Capital, Inc.	100,010
Citibank NA	2,000,194
Credit Agricole CIB New York Branch	1,200,117
Deutsche Bank Securities, Inc.	1,000,097
ING Financial Markets LLC	1,628,870
J.P. Morgan Securities, Inc.	2,800,272
Mizuho Securities USA, Inc.	14,001,360
Morgan Stanley & Co., Inc.	200,019
Societe Generale	800,078
UBS Securities LLC	400,039
$ 44,133,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $364,133,000) - See accompanying schedule: Unaffiliated issuers (cost $2,163,696,179)		$ 2,163,696,179
Cash		90
Receivable for fund shares sold		14,653,640
Interest receivable		1,764,497
Other receivables		16,873
Total assets		2,180,131,279

Liabilities
Payable for fund shares redeemed	$ 5,652,746
Distributions payable	6,417
Accrued management fee	318,009
Distribution and service plan fees payable	30,215
Other affiliated payables	200,167
Other payables and accrued expenses	51,908
Total liabilities		6,259,462

Net Assets		$ 2,173,871,817
Net Assets consist of:
Paid in capital		$ 2,173,880,063
Distributions in excess of net investment income		(3,062)
Accumulated undistributed net realized gain (loss) on investments		(5,184)
Net Assets		$ 2,173,871,817

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($934,825,945 ÷ 934,946,064 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($165,814,476 ÷ 165,812,711 shares)	$ 1.00

Service Class 2: Net Asset Value, offering price and redemption price per share ($169,013,102 ÷ 169,000,812 shares)	$ 1.00

Investor Class: Net Asset Value, offering price and redemption price per share ($904,218,294 ÷ 904,046,146 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Interest (including $1,069 from affiliated interfund lending)		$ 4,640,973

Expenses
Management fee	$ 1,909,505
Transfer agent fees	894,073
Distribution and service plan fees	291,933
Accounting fees and expenses	105,111
Custodian fees and expenses	25,720
Independent trustees' compensation	3,954
Registration fees	2,679
Audit	24,700
Legal	4,332
Interest	36
Miscellaneous	8,766
Total expenses before reductions	3,270,809
Expense reductions	(81,512)	3,189,297
Net investment income (loss)		1,451,676
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		20,319
Net increase in net assets resulting from operations		$ 1,471,995

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,451,676	$ 1,937,176
Net realized gain (loss)	20,319	33,505
Net increase in net assets resulting from operations	1,471,995	1,970,681
Distributions to shareholders from net investment income	(1,454,738)	(1,937,724)
Share transactions - net increase (decrease)	(87,405,241)	48,959,625
Total increase (decrease) in net assets	(87,387,984)	48,992,582

Net Assets
Beginning of period	2,261,259,801	2,212,267,219
End of period (including distributions in excess of net investment income of $3,062 and $0, respectively)	$ 2,173,871,817	$ 2,261,259,801

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.001	.002	.007	.030	.051
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.001	.001	.002	.007	.030	.051
Distributions from net investment income	(.001)	(.001)	(.002)	(.007)	(.030)	(.051)
Distributions from net realized gain	-	-	(.001)	-	-	-
Total distributions	(.001)	(.001)	(.002) G	(.007)	(.030)	(.051)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.08%	.11%	.24%	.72%	3.02%	5.21%
Ratios to Average Net Assets E
Expenses before reductions	.26% A	.26%	.27%	.31%	.29%	.32%
Expenses net of fee waivers, if any	.26% A	.26%	.26%	.31%	.29%	.32%
Expenses net of all reductions	.26% A	.26%	.26%	.31%	.29%	.32%
Net investment income (loss)	.16% A	.11%	.18%	.76%	2.95%	5.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 934,826	$ 972,295	$ 1,008,008	$ 1,765,198	$ 2,391,641	$ 1,708,689

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

G Total distributions of $.002 per share is comprised of distributions from net investment income of $.0018 and distributions from net realized gain of $.0006 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	.001	.006	.029	.050
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	.001	.006	.029	.050
Distributions from net investment income	- F	- F	(.001)	(.006)	(.029)	(.050)
Distributions from net realized gain	-	-	(.001)	-	-	-
Total distributions	- F	- F	(.001) G	(.006)	(.029)	(.050)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.03%	.03%	.14%	.62%	2.92%	5.10%
Ratios to Average Net Assets E
Expenses before reductions	.36% A	.36%	.37%	.41%	.39%	.43%
Expenses net of fee waivers, if any	.36% A	.34%	.36%	.41%	.39%	.43%
Expenses net of all reductions	.36% A	.34%	.36%	.41%	.39%	.43%
Net investment income (loss)	.06% A	.03%	.08%	.66%	2.84%	4.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 165,814	$ 179,652	$ 155,272	$ 112,283	$ 94,641	$ 58,733

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

G Total distributions of $.001 per share is comprised of distributions from net investment income of $.0008 and distributions from net realized gain of $.0006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	.005	.027	.048
Net realized and unrealized gain (loss)	- F	- F	.001	- F	- F	- F
Total from investment operations	- F	- F	.001	.005	.027	.048
Distributions from net investment income	- F	- F	- F	(.005)	(.027)	(.048)
Distributions from net realized gain	-	-	(.001)	-	-	-
Total distributions	- F	- F	(.001)	(.005)	(.027)	(.048)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	-%	.01%	.07%	.47%	2.76%	4.95%
Ratios to Average Net Assets E
Expenses before reductions	.51% A	.51%	.51%	.56%	.54%	.57%
Expenses net of fee waivers, if any	.42% A	.36%	.43%	.55%	.54%	.57%
Expenses net of all reductions	.42% A	.36%	.43%	.55%	.54%	.57%
Net investment income (loss)	.01% A	.01%	.01%	.51%	2.70%	4.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 169,013	$ 171,208	$ 182,521	$ 135,695	$ 125,127	$ 91,095

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.001	.002	.007	.030	.050
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.001	.001	.002	.007	.030	.050
Distributions from net investment income	(.001)	(.001)	(.002)	(.007)	(.030)	(.050)
Distributions from net realized gain	-	-	(.001)	-	-	-
Total distributions	(.001)	(.001)	(.002) G	(.007)	(.030)	(.050)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.07%	.09%	.22%	.70%	3.00%	5.15%
Ratios to Average Net Assets E
Expenses before reductions	.29% A	.28%	.29%	.33%	.32%	.38%
Expenses net of fee waivers, if any	.29% A	.28%	.28%	.33%	.32%	.38%
Expenses net of all reductions	.29% A	.28%	.28%	.33%	.32%	.37%
Net investment income (loss)	.14% A	.09%	.16%	.73%	2.92%	5.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 904,218	$ 938,104	$ 866,466	$ 1,059,888	$ 1,709,183	$ 1,291,231

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

G Total distributions of $.002 per share is comprised of distributions from net investment income of $.0016 and distributions from net realized gain of $.0006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Money Market Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 2,163,696,179

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration

2018	$ (39,941)

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average balance during the period for which reverse repurchase agreements were outstanding subject to interest amounted to $2,635,727. The weighted average interest rate was .04% on such amounts. At period end, there were no reverse repurchase agreements outstanding.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The annualized group fee rate averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $641,690 or an annualized rate of .06% of the Fund's average net assets. For the period, the Fund's total annualized management fee rate was .17% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 84,260
Service Class 2	207,673
$ 291,933

During the period, FMR or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .09% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 346,175
Service Class	60,108
Service Class 2	59,093
Investor Class	428,697
$ 894,073

Accounting Fees. Fidelity Service Company, Inc.(FSC),an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Lender	$ 51,796,500.37%

5. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver for each class was as follows:

Service Class 2	$ 81,448

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $64.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Initial Class	$ 764,130	$ 1,073,073
Service Class	52,720	45,215
Service Class 2	8,288	17,894
Investor Class	629,600	801,542
Total	$ 1,454,738	$ 1,937,724

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class Shares sold	291,314,472	566,357,635
Reinvestment of distributions	765,138	1,068,637
Shares redeemed	(329,559,796)	(603,145,746)
Net increase (decrease)	(37,480,186)	(35,719,474)
Service Class Shares sold	91,060,218	235,677,935
Reinvestment of distributions	52,895	44,874
Shares redeemed	(104,953,368)	(211,341,954)
Net increase (decrease)	(13,840,255)	24,380,855
Service Class 2 Shares sold	40,032,024	126,169,946
Reinvestment of distributions	8,288	17,847
Shares redeemed	(42,236,496)	(137,498,994)
Net increase (decrease)	(2,196,184)	(11,311,201)
Investor Class Shares sold	301,675,102	880,895,548
Reinvestment of distributions	630,527	797,833
Shares redeemed	(336,194,245)	(810,083,936)
Net increase (decrease)	(33,888,616)	71,609,445

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 58% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPMM-SANN-0812-01
1.705628.114

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund V's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 21, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 21, 2012